Staff Cost - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) Employees	Dec. 31, 2017 EUR (€) Employees	Dec. 31, 2016 EUR (€)
Disclosure of employee compensation costs [line items]
Total staff costs	€ 51,307	€ 31,107	€ 23,571
Share-based payment	19,652	9,709	7,321
Warrants [member]
Disclosure of employee compensation costs [line items]
Share-based payment	€ 19,652	€ 9,709	7,321
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Number of persons | Employees	7	8
Total staff costs	€ 1,851	€ 1,467	1,187
Board of Directors [member] | Warrants [member]
Disclosure of employee compensation costs [line items]
Share-based payment	€ 1,607	€ 1,202	938
Executive Board [member]
Disclosure of employee compensation costs [line items]
Number of persons | Employees	2	2
Total staff costs	€ 5,222	€ 3,910	2,882
Executive Board [member] | Warrants [member]
Disclosure of employee compensation costs [line items]
Share-based payment	€ 3,505	€ 2,374	€ 1,610